Shareholders' Equity (AOCI) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Accumulated Other Comprehensive Income (Loss), Net of Tax [Abstract]
Foreign Currency Translation, Beginning Balance	$ (59,994)	$ (47,474)
Foreign Currency Translation Adjustment, Change During the Year	11,702	(12,520)
Foreign Currency Transaltion, Ending Balance	(48,292)	(59,994)
Derivatives Designated as Cash Flow Hedges, Beginning Balance	(1,757)	2,832
Derivatives Designated as Cash Flow Hedges, Change During the Year	1,933	(4,589)
Derivatives Designated as Cash Flow Hedges, Ending Balance	176	(1,757)
Accumulated Other Comprehensive Loss, Beginning Balance	(61,751)	(44,642)
Other Comprehensive Income (Loss), Chage During the Year	13,635	(17,109)
Accumulated Other Comprehensive Loss, Ending Balance	$ (48,116)	$ (61,751)